Document and Entity Information	Jan. 12, 2023
Cover [Abstract]
Entity Registrant Name	SEMTECH CORP
Amendment Flag	true
Entity Central Index Key	0000088941
Document Type	8-K/A
Document Period End Date	Jan. 12, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-06395
Entity Tax Identification Number	95-2119684
Entity Address, Address Line One	200 Flynn Road
Entity Address, City or Town	Camarillo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93012-8790
City Area Code	805
Local Phone Number	498-2111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SMTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Semtech Corporation (“Semtech”) with the Securities and Exchange Commission on January 12, 2023 (the “Original 8-K”). This Form 8-K/A is being filed solely for the purpose of providing the financial statements and information required by Item 9.01(a) of Form 8-K and the pro forma financial information required by Item 9.01(b) of Form 8-K in connection with Semtech’s previously reported acquisition of Sierra Wireless, Inc., a corporation existing under the Canada Business Corporations Act (“Sierra Wireless”), pursuant to the Arrangement Agreement, dated as of August 2, 2022, by and among Semtech, 13548597 Canada Inc., a corporation formed under the Canada Business Corporations Act and a wholly-owned subsidiary of Semtech, and Sierra Wireless (the “Acquisition”). This Form 8-K/A amends and supplements the Original 8-K to include the historical audited and unaudited combined financial statements of Sierra Wireless and the pro forma financial information required by Item 9.01 of Form 8-K that were not included in the Original 8-K in reliance on the instructions to such item. Except as set forth herein, no modifications have been made to information contained in the Original 8-K, and Semtech has not updated any information contained therein to reflect events that have occurred since the date of the Original 8-K.